Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (487,392)	$ 1,100,442	$ 7,599,512	$ (41,692)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Formation and operation expenses paid by Sponsor				26,692
Interest earned on marketable securities held in Trust Account	(1,989,268)	(1,206,515)	(8,449,291)
Non-cash accrued offering costs adjustment		(81,000)	(81,000)
Share-based compensation expense	57,919	39,372	271,572
Changes in operating assets and liabilities:
Prepaid expense	(61,590)	(16,283)	(2,160)
Short-term prepaid insurance	37,332	(249,840)	(249,840)
Long-term prepaid insurance	25,128	(212,508)	(25,128)
Due to sponsor	19,374		67,809
Accounts payable and accrued expenses	1,663,855	8,333	104,706	15,000
Net cash used in operating activities	(734,642)	(617,999)	(763,820)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(184,000,000)	(184,000,000)
Net cash used in investing activities		(184,000,000)	(184,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Private Placement Shares, net of underwriting discounts paid		182,160,000	182,160,000
Proceeds from sale of Private Placement Shares		5,090,000	5,090,000
Repayment of promissory note – related party		(209,853)	(209,853)
Payment of offering costs		(578,550)	(578,550)
Net cash provided by financing activities		186,461,597	186,461,597
Net Change in Cash	(734,642)	1,843,598	1,697,777
Cash – Beginning of period	1,697,777
Cash – End of period	963,135	1,843,598	1,697,777
Non-Cash investing and financing activities:
Deferred offering costs paid by Sponsor through promissory note		$ 139,758	$ 139,758